Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2016
Accrued expenses and other liabilities

19. Accrued expenses and other liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2015		2016		2016
	(In millions)
Bills payable	Rs.	60,853.2	Rs.	73,785.0	US$	1,113.7
Remittances in transit		17,791.9		25,641.8		387.0
Accrued expenses		20,468.3		27,224.7		410.9
New account deposits		12,966.3		4,935.7		74.5
Accounts payable		26,785.7		36,181.4		546.1
Derivatives (refer to note 24)		71,767.5		78,582.4		1,186.1
Others		40,288.7		38,596.6		582.7

Total	Rs.	250,921.6	Rs.	284,947.6	US$	4,301.0

The Bank amortizes annual fees on credit cards over the contractual period of the fees. The unamortized annual fees as of March 31, 2015 and March 31, 2016 was Rs. 285.6 million and Rs. 299.2 million (US$ 4.5 million), respectively.